Prepaid Expenses and Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SHAPEWAYS, INC
Prepaid Expenses and Other Current Assets

Note 5. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	June 30,	December 31,
	2021	2020
Deferred offering costs	$2,015	$—
Prepaid expenses	984	646
Security deposits	259	259
VAT receivable	913	975
Prepaid taxes	—	29
Interest receivable	1	1
Total	$4,172	$1,910

Note 5. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2020	2019
Prepaid expenses	$646	$507
Security deposits	259	—
VAT receivable	975	1,214
Prepaid taxes	29	231
Interest receivable	1	1
	$1,910	$1,953